Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020		Apr. 01, 2019
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		₨ 35,980	₨ 25,914		₨ 19,176
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		36,542	26,090
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		18,621	16,635	[1]
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		9,308	7,383
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		1,425	1,572
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		7,188	500
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss		562	176
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	[1]	233	78
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		177	72
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		51	16
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		₨ 101	₨ 10

[1]	included trade receivables which are not yet due.